Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands				6 Months Ended
	Sep. 25, 2026 HKD ($)	Sep. 04, 2026 HKD ($)	Jul. 31, 2026	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)	Jul. 27, 2026 $ / shares
Subsequent Event [Line Items]
Repaid bank loans				$ 383	$ 3,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Voting rights			the voting rights attached to each Class B Ordinary Share from 20 votes to 200 votes
Repaid bank loans | $	$ 3,000	$ 5,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Bid price per share | $ / shares							$ 1.00